CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (225,075)	$ (34,493)	¥ (109,841)	¥ (66,197)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property and equipment	37,704	5,778	30,059	18,084
Amortization of intangible assets	4,366	669	2,307	307
Unrealized exchange (gain) loss	(90)	(14)	(1,731)	11,689
Allowance for doubtful accounts	18,732	2,871	20,054	5,846
Interest expenses, net	7,931	1,215	8,094
Impairment of long-term investments	38,739	5,937
Impairment of property and equipment	10,952	1,678
Impairment of amount due from related companies	479	73
Impairment of loans	4,500	690
Loss on disposal of property and equipment	23	4	15
Gain on an equity investment sold			(6,778)
Unrealized gain on equity investments held			(17,298)
Gain on fair value change from derivative assets	(1,233)	(189)	(3,117)
Share-based compensation expenses	28,858	4,424	47,284	24,561
Changes in operating assets and liabilities,
Accounts and notes receivable	71,799	11,004	(25,443)	(98,163)
Prepayments and other current assets	43,281	6,632	1,149	(46,350)
Amounts due from related parties	43	7	4,043	(3,303)
Other non-current assets	11	2	702	(1,431)
Accounts payable	(3,403)	(522)	1,220	10,471
Deferred revenue and customer deposits	29,520	4,524	19,027	19,861
Tax payable	(115)	(18)	162
Accrued liabilities and other current liabilities	8,910	1,366	13,219	24,027
Amounts due to related parties	(56)	(9)	(8,809)	2,754
Change in deferred tax liabilities				(5)
Other non-current liabilities	(64)	(10)	(76)	(76)
Net cash (used in)/provided by operating activities	75,810	11,619	(25,758)	(97,925)
Cash flows from investing activities:
Purchase of short-term investment	(470,169)	(72,057)	(995,000)
Proceeds short-term investment	391,964	60,071
Proceeds from maturity of structured deposits			1,000,201
Increase in long-term prepayments				(11,000)
Purchase of long-term investments	(36,012)	(5,519)	(47,286)	(68,716)
Proceeds from an equity investment sold			10,000
Investment in loans	(8,000)	(1,226)
Investment in a convertible loan			(8,000)
Purchase of property and equipment	(19,685)	(3,017)	(39,494)	(57,934)
Proceeds from disposal of property and equipment	133	21	199
Purchase of intangible assets	(2,646)	(406)	(9,586)	(1,556)
Net cash used in investing activities	(144,415)	(22,133)	(88,966)	(139,206)
Cash flows from financing activities:
Proceeds from issuance of convertible notes, net of issuance cost				216,179
Proceeds from initial public offering, net of issuance cost				464,380
Redemption of contingently redeemable convertible preferred shares				(62,510)
Repurchase of ordinary shares			(37,559)	(3,165)
Proceeds from exercise of share options	315	48	3,676
Net cash provided by/ (used in) financing activities	315	48	(33,883)	614,884
Effect of exchange rate on cash and cash equivalents and restricted cash	(7,054)	(1,081)	3,504	(9,352)
Net increase/ (decrease) in cash and cash equivalents and restricted cash	(75,344)	(11,547)	(145,103)	368,401
Cash, cash equivalents and restricted cash at the beginning of year	431,574	66,142	576,677	208,276
Cash and cash equivalents at the beginning of the year	431,459	66,124	576,562	208,161
Restricted cash at the beginning of the year	115	18	115	115
Cash, cash equivalents and restricted cash at the end of year	356,230	54,595	431,574	576,677
Cash and cash equivalents at the end of the year	356,115	54,577	431,459	576,562
Restricted cash at the end of the year	115	18	115	115
Supplemental disclosures of cash flow information:
Income tax paid	195	30
Non-cash investing and financing activities:
Acquisition of long-term investments	8,000	1,226	27,410
Purchase of property and equipment included in accrued liabilities and other current liabilities	1,355	208	¥ 4,140	¥ 104
Purchase of intangible assets included in accrued liabilities and other current liabilities	¥ 2,503	$ 384